FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Significant unobservable inputs used in the valuation
Loss from impairment of long-term investment (Note 9)	$ 6,911,549	¥ 47,986,882	¥ 0	¥ 33,000,000
Tujia
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	18.00%	18.00%
Terminal growth rate (as a percent)	3.00%	3.00%
LoMD (as a percent)	20.00%	20.00%
Time to liquidation	2 years 9 months 18 days	2 years 9 months 18 days
Risk-free rate (as a percent)	3.50%	3.50%
Expected volatility (as a percent)	42.00%	42.00%
Dividend yield (as a percent)
Tujia | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%	30.00%
Tujia | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%	30.00%
Tujia | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	40.00%	40.00%
eLong
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	14.50%	14.50%
Terminal growth rate (as a percent)	3.00%	3.00%
LoMD (as a percent)	18.00%	18.00%
Time to liquidation	5 years	5 years
Risk-free rate (as a percent)	1.93%	1.93%
Expected volatility (as a percent)	46.10%	46.10%
Dividend yield (as a percent)
eLong | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%	30.00%
eLong | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%	30.00%
eLong | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	40.00%	40.00%
LY.com
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	17.00%	17.00%
Terminal growth rate (as a percent)	3.00%	3.00%
LoMD (as a percent)	15.00%	15.00%
Time to liquidation	3 years	3 years
Risk-free rate (as a percent)	2.74%	2.74%
Expected volatility (as a percent)	46.00%	46.00%
Dividend yield (as a percent)
LY.com | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	70.00%	70.00%
LY.com | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%	30.00%
Easy Go
Significant unobservable inputs used in the valuation
Dividend yield (as a percent)
Easy Go | Minimum
Significant unobservable inputs used in the valuation
Dividend yield (as a percent)
Easy Go | Maximum
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	28.00%	28.00%
Terminal growth rate (as a percent)	3.00%	3.00%
LoMD (as a percent)	20.00%	20.00%
Time to liquidation	2 years	2 years
Risk-free rate (as a percent)	1.27%	1.27%
Expected volatility (as a percent)	45.20%	45.20%
Dividend yield (as a percent)
Easy Go | Liquidation scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	60.00%	60.00%
Easy Go | IPO scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	40.00%	40.00%
Available-for-sale securities.
Significant unobservable inputs used in the valuation
Dividend yield (as a percent)
Available-for-sale securities. | Tujia
Significant unobservable inputs used in the valuation
Dividend yield (as a percent)
Available-for-sale securities. | LY.com
Significant unobservable inputs used in the valuation
Dividend yield (as a percent)
Available-for-sale securities. | Easy Go
Significant unobservable inputs used in the valuation
Dividend yield (as a percent)